Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 29, 2017
Registrant Name	IndexIQ Active ETF Trust
Central Index Key	0001426439
Amendment Flag	false
Document Creation Date	Aug. 29, 2017
Document Effective Date	Aug. 29, 2017
Prospectus Date	Aug. 29, 2017
IQ Long/Short Alpha ETF | IQ Long/Short Alpha ETF
Risk/Return:
Trading Symbol	HEDG
IQ Bear U.S. Large Cap ETF | IQ Bear U.S. Large Cap ETF
Risk/Return:
Trading Symbol	BEAR
IQ Bear U.S. Small Cap ETF | IQ Bear U.S. Small Cap ETF
Risk/Return:
Trading Symbol	BRSC
IQ Bear International ETF | IQ Bear International ETF
Risk/Return:
Trading Symbol	BRIM
IQ Bear Emerging Markets ETF | IQ Bear Emerging Markets ETF
Risk/Return:
Trading Symbol	BREM
IQ Bull U.S. Large Cap ETF | IQ Bull U.S. Large Cap ETF
Risk/Return:
Trading Symbol
IQ Bull U.S. Small Cap ETF | IQ Bull U.S. Small Cap ETF
Risk/Return:
Trading Symbol	BLSC
IQ Bull International ETF | IQ Bull International ETF
Risk/Return:
Trading Symbol	BLIM
IQ Bull Emerging Markets ETF | IQ Bull Emerging Markets ETF
Risk/Return:
Trading Symbol	BLEM